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[LOGO OF REEDSMITH]                                               Reed Smith LLP
                                                             1301 K Street, N.W.
W. THOMAS CONNER                                         Suite 1100 - East Tower
Direct Phone: +1 202 414 9208                        Washington, D.C. 20005-3373
Email: tconner@reedsmith.com                                     +1 202 414 9200
                                                             Fax +1 202 414 9299
                                                                   reedsmith.com

June 1, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Post-Effective Amendment No. 4
     First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-176691/811-08306
     (Class VA (offered on and after October 7, 2011)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 4 (the "Amendment") to the Account's registration statement on Form N-4 ("Registration Statement") for certain variable annuity contracts issued through the Account. This Amendment is being filed pursuant to paragraph (a) (1) of Rule 485 under the Securities Act to add new disclosure to the prospectus describing changes to certain optional riders. All financial statements and exhibits required to be filed are included herein.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 414-9208.

Sincerely,


/s/ W. Thomas Conner
---------------------------------
W. Thomas Conner

Attachment

cc:  Michele H. Abate, Esq.
     John B. Towers, Esq.

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